Fair Value Measurements - Summary of Company Warrant Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Company Warrants Activity [Line Items]
Beginning balance	$ 163	$ 1,103
Change in fair value	(51)	(500)
Exercises		(359)
Cancellations		(81)
Ending balance	112	163
Common stock warrants
Schedule Of Company Warrants Activity [Line Items]
Beginning balance	64	218
Change in fair value	(19)	(154)
Exercises		0
Cancellations		0
Ending balance	45	64
Preferred stock warrants
Schedule Of Company Warrants Activity [Line Items]
Beginning balance	99	885
Change in fair value	(32)	(346)
Exercises		(359)
Cancellations		(81)
Ending balance	$ 67	$ 99